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May 3, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Smith Barney Investment Funds, Inc.
         Securities Act File No. 002-74288
         Investment Company Act File No. 811-03275

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced fund does not differ from that contained in Post-Effective Amendment No. 107 filed on April 28, 2005, which became effective on April 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Harris Goldblat
Harris Goldblat